Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Nov. 28, 2012
PACE Government Securities Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCGTX
PACE Government Securities Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PFXAX
PACE Government Securities Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PFXCX
PACE Government Securities Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PFXYX
PACE Intermediate Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCIFX
PACE Intermediate Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PIFAX
PACE Intermediate Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PIICX
PACE Intermediate Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PIFYX
PACE Strategic Fixed Income Investments | Class P
Risk/Return:
Trading Symbol	PCSIX
PACE Strategic Fixed Income Investments | Class A
Risk/Return:
Trading Symbol	PBNAX
PACE Strategic Fixed Income Investments | Class C
Risk/Return:
Trading Symbol	PBNCX
PACE Strategic Fixed Income Investments | Class Y
Risk/Return:
Trading Symbol	PSFYX
PACE High Yield Investments | Class A
Risk/Return:
Trading Symbol	PHIAX
PACE High Yield Investments | Class C
Risk/Return:
Trading Symbol	PHYCX
PACE High Yield Investments | Class Y
Risk/Return:
Trading Symbol	PHDYX
PACE High Yield Investments | Class P
Risk/Return:
Trading Symbol	PHYPX